SUBSEQUENT EVENTS - Additional Information (Details)								12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 23, 2020 USD ($) $ / shares shares	Sep. 28, 2020 USD ($) $ / shares	Mar. 21, 2018 $ / shares shares	Jan. 09, 2018 $ / shares shares	Dec. 22, 2017 $ / shares shares	Dec. 21, 2017 $ / shares shares	Dec. 31, 2010	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares
Subsequent Event [Line Items]
Convertible debentures, exercise period								1 year
Par vale				$ 0					$ 0	$ 0
Shares issued | shares				30,000
Private Placement
Subsequent Event [Line Items]
Par vale					$ 0	$ 0	$ 0
Shares issued | shares					62,500	70,000	16,666
Convertible notes payable
Subsequent Event [Line Items]
Convertible notes | $			$ 1,400,000
Convertible debentures, interest rate			5.00%
Convertible debentures, exercise period			1 year
Convertible debentures, exercise price percentage			70.00%
Convertible debentures, trading days			7
Convertible debentures, floor price per share			$ 0.62
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Number of shares offered | shares		1,785,000
Par vale		$ 0
Price per share		$ 1.40
Consideration received | $		$ 2,499,000
Shares issued | shares		1,784,992
Subsequent Event | Convertible notes payable
Subsequent Event [Line Items]
Convertible debentures issued | $	$ 1,394,253